UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENT OF FINANCIAL POSITION - USD ($) $ in Millions	Mar. 31, 2025	Dec. 31, 2024
NON-CURRENT ASSETS
Intangible assets	$ 2,638.4	$ 2,590.1
Goodwill	2,161.9	2,127.7
Property, plant and equipment	561.2	549.5
Right-of-use assets	565.4	524.3
Non-current financial assets	16.9	16.8
Defined benefit pension assets	11.3	11.7
Other non-current assets	46.2	49.3
Deferred tax assets	81.7	67.6
TOTAL NON-CURRENT ASSETS	6,083.0	5,937.0
CURRENT ASSETS
Inventories	1,267.2	1,223.3
Accounts receivable, net	549.8	607.1
Prepaid expenses and other receivables	193.7	213.2
Current tax assets	11.6	10.3
Cash and cash equivalents	422.1	345.4
TOTAL CURRENT ASSETS	2,444.4	2,399.3
TOTAL ASSETS	8,527.4	8,336.3
EQUITY (DEFICIT)
Share capital	18.5	18.4
Share premium	3,199.9	3,189.1
Capital reserve	2,789.2	2,789.2
Cash flow hedge reserve	(9.1)	19.6
Accumulated deficit and other	(780.3)	(1,017.0)
Equity attributable to equity holders of the parent company	5,218.2	4,999.3
Non-controlling interests	12.6	9.1
TOTAL EQUITY	5,230.8	5,008.4
NON-CURRENT LIABILITIES
Non-current borrowings	791.2	790.8
Non-current lease liabilities	484.1	439.0
Defined benefit pension liabilities	30.0	30.0
Other non-current liabilities	14.1	15.5
Non-current provisions	6.3	5.9
Non-current tax liabilities	5.1	4.9
Deferred tax liabilities	497.1	487.4
TOTAL NON-CURRENT LIABILITIES	1,827.9	1,773.5
CURRENT LIABILITIES
Other borrowings	137.4	136.5
Current lease liabilities	121.6	116.9
Accounts payable	457.0	549.0
Other current liabilities	654.9	687.9
Current provisions	34.4	33.7
Current tax liabilities	63.4	30.4
TOTAL CURRENT LIABILITIES	1,468.7	1,554.4
TOTAL LIABILITIES	3,296.6	3,327.9
TOTAL SHAREHOLDERS’ EQUITY AND LIABILITIES	$ 8,527.4	$ 8,336.3